Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of Basic earnings per share

(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Group by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group.

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	12,354,114	16,804,380	8,699,369
Weighted average number of ordinary shares in issue (in ’000)	1,104,155	1,181,850	1,145,050

Basic earnings per share (in RMB)	11.19	14.22	7.60

Basic earnings per ADS (in RMB)	5.59	7.11	3.80

Summary of Diluted earnings per share
For the year ended December 31, 2022, two categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share: share options and PSUs. Potential ordinary shares issuable upon conversion of optionally convertible promissory notes and convertible promissory note were not included in the calculation of diluted earnings per share, as the effect would have been anti-dilutive.

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	12,354,114	16,804,380	8,699,369
Interest expense on convertible instruments, net of tax	147,293	1,388,080	—

Net profit used to determine diluted earnings per share	12,501,407	18,192,460	8,699,369

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in ’000)	1,104,155	1,181,850	1,145,050
Adjustments for:
Assumed conversion of convertible instruments (in ’000)	21,874	169,737	—
Assumed exercise of share options and vesting of PSUs (in ’000)	—	8,165	2,318

Weighted average number of ordinary shares for diluted earnings per share (in ’000)	1,126,029	1,359,752	1,147,368

Diluted earnings per share (in RMB)	11.10	13.38	7.58

Diluted earnings per ADS (in RMB)	5.55	6.69	3.79